INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 55,424	$ 42,763
Accumulated amortization	35,738	32,032
Intangible assets, net	19,686	10,731
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	45,607	32,946
Accumulated amortization	$ 25,921	22,215
Weighted average amortization period (years)	7 years 7 months 6 days
Customers relationships brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 9,817	9,817
Accumulated amortization	$ 9,817	$ 9,817
Weighted average amortization period (years)	5 years 9 months 18 days